DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 7. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Interest Rate Swaps

Interest rate swaps are contracts in which a series of interest rate flows (fixed and variable) are exchanged over a prescribed period. The notional amounts on which the interest payments are based are not exchanged. These derivative positions relate to transactions in which we enter into an interest rate swap with a commercial customer while at the same time entering into an offsetting interest rate swap with another financial institution. In connection with each transaction, we agree to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on the same notional amount at a fixed rate. At the same time, we agree to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. The transaction allows our customer to effectively convert a variable rate loan to a fixed rate loan with us receiving a variable rate. These agreements could have floors or caps on the contracted interest rates.

Pursuant to our agreements with various financial institutions, we may receive collateral or may be required to post collateral based upon mark-to-market positions. Beyond unsecured threshold levels, collateral in the form of cash or securities may be made available to counterparties of interest rate swap transactions. Based upon our current positions and related future collateral requirements relating to them, we believe any effect on our cash flow or liquidity position to be immaterial.

Derivatives contain an element of credit risk, such as the possibility that we will incur a loss because a counterparty, which may be a financial institution or a customer, fails to meet its contractual obligations. All derivative contracts with financial institutions may be executed only with counterparties approved by our Asset and Liability Committee, or ALCO, and derivatives with customers may only be executed with customers within credit exposure limits approved by our Senior Loan Committee. Interest rate swaps are considered derivatives, but are not accounted for using hedge accounting. As such, changes in the fair value of the derivatives are recorded in current earnings and included in other noninterest income in the Consolidated Statements of Comprehensive Income.

Interest Rate Lock Commitments and Forward Sale Contracts

In the normal course of business, we sell originated mortgage loans into the secondary mortgage loan market. We also offer interest rate lock commitments to potential borrowers. The commitments are generally for 60 days and guarantee a specified interest rate for a loan if underwriting standards are met, but the commitment does not obligate the potential borrower to close on the loan. Accordingly, some commitments expire prior to becoming loans. We can encounter pricing risk if interest rates increase significantly before the loan can be closed and sold. We may utilize forward sale contracts in order to mitigate this pricing risk. Whenever a customer desires these products, a mortgage originator quotes a secondary market rate guaranteed for that day by the investor. The rate lock is executed between the mortgagee and us and in turn a forward sale contract may be executed between us and the investor. Both the interest rate lock commitment and the corresponding forward sale contract for each customer are considered derivatives, but are not accounted for using hedge accounting. As such, changes in the fair value of the derivatives during the commitment period are recorded in current earnings and included in mortgage banking in the Consolidated Statements of Comprehensive Income.

The following table indicates the amounts representing the value of derivative assets and derivative liabilities as of the dates presented:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
Derivatives not Designated as Hedging Instruments:
Interest Rate Swap Contracts—Commercial Loans
Fair value	$12,125	$13,698	$12,103	$13,647
Notional amount	249,159	261,754	249,159	261,754
Collateral posted	—	—	11,492	12,611
Interest Rate Lock Commitments—Mortgage Loans
Fair value	187	85	—	—
Notional amount	7,854	3,989	—	—
Forward Sale Contracts—Mortgage Loans
Fair value	—	34	10	—
Notional amount	$—	$5,250	$7,948	$—

Presenting offsetting derivatives that are subject to legally enforceable netting arrangements with the same party is permitted. For example, we may have a derivative asset as well as a derivative liability with the same counterparty to a swap transaction and are permitted to offset the asset position and the liability position resulting in a net presentation.

The following table indicates the gross amounts of commercial loan swap derivative assets and derivative liabilities, the amounts offset and the carrying values in the Consolidated Balance Sheets as of the dates presented:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
Derivatives not Designated as Hedging Instruments:
Gross amounts recognized	$12,341	$14,012	$12,319	$13,961
Gross amounts offset	(216)	(314)	(216)	(314)

Net amounts presented in the Consolidated Balance Sheets	12,125	13,698	12,103	13,647
Gross amounts not offset(1)	—	—	(11,492)	(12,611)

Net Amount	$12,125	$13,698	$611	$1,036

(1)	Amounts represent posted collateral.

The following table indicates the gain or loss recognized in income on derivatives for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Derivatives not Designated as Hedging Instruments
Interest rate swap contracts—commercial loans	$(10)	$(10)	$(29)	$(166)
Interest rate lock commitments—mortgage loans	(105)	231	102	(261)
Forward sale contracts—mortgage loans	49	(519)	(43)	(114)

Total Derivatives Gain (Loss)	$(66)	$(298)	$30	$(541)

NOTE 12. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table indicates the amount representing the value of derivative assets and derivative liabilities at December 31:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	2013	2012	2013	2012
Derivatives not Designated as Hedging Instruments
Interest Rate Swap Contracts—Commercial Loans
Fair value	$13,698	$23,748	$13,647	$23,522
Notional amount	261,754	227,532	261,754	227,532
Collateral posted	—	—	12,611	19,595
Interest Rate Lock Commitments—Mortgage Loans
Fair value	85	467	—	—
Notional amount	3,989	14,287	—	—
Forward Sale Contracts—Mortgage Loans
Fair value	34	—	—	48
Notional amount	5,250	—	—	14,100

The following table indicates the gross amounts of commercial loan swap derivative assets and derivative liabilities, the amounts offset and the carrying values in the Consolidated Balance Sheets at December 31:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	2013	2012	2013	2012
Derivatives not Designated as Hedging Instruments
Gross amounts recognized	$14,012	$24,262	$13,961	$24,036
Gross amounts offset	(314)	(514)	(314)	(514)

Net amounts presented in the Consolidated Balance Sheets	13,698	23,748	13,647	23,522
Gross amounts not offset(1)	—	—	(12,611)	(19,595)

Net Amount	$13,698	$23,748	$1,036	$3,927

(1)	Amounts represent posted collateral.

The following table indicates the gain or loss recognized in income on derivatives for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Derivatives not Designated as Hedging Instruments
Interest rate swap contracts—commercial loans	$(174)	$101	$(38)
Interest rate lock commitments—mortgage loans	(382)	223	27
Forward sale contracts—mortgage loans	82	47	(507)

Total Derivative (Loss) Gain	$(474)	$371	$(518)